Cover	3 Months Ended
Mar. 31, 2024
Cover [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Mar. 31, 2024
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	Q1
Entity Registrant Name	Nomad Foods Ltd.
Entity Central Index Key	0001651717
Current Fiscal Year End Date	--12-31